Share Capital and Share Premium - Summary of Share Capital and Share Premium (Detail) - GBP (£) shares in Thousands, £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Beginning Balance	£ 4,415	£ 4,280	£ 4,134
Issue of ordinary shares – share option schemes	9	7	6
Buyback of equity	304	353
Ending balance	£ 3,988	£ 4,415	£ 4,280
Beginning Balance	715,733	756,802
Issue of ordinary shares – share option schemes	1,809	1,199
Buyback of equity	(20,243)	(42,268)
Ending Balance	697,299	715,733	756,802
Share premium [member]
Disclosure of classes of share capital [line items]
Beginning Balance	£ 2,633	£ 2,626	£ 2,620
Issue of ordinary shares – share option schemes	9	7	6
Buyback of equity	0
Ending balance	2,642	2,633	2,626
Share capital [member]
Disclosure of classes of share capital [line items]
Beginning Balance	179	189
Issue of ordinary shares – share option schemes	0
Buyback of equity	(5)	(10)
Ending balance	£ 174	£ 179	£ 189